Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2025 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 23,198
Credit loss expense	6,415
Recoveries	1,559
Write-Offs	(13,398)
Other	203	[1]
Ending balance	17,977
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	7,994
Credit loss expense	7,493
Recoveries	579
Write-Offs	(11,665)
Other	34	[1]
Ending balance	4,435
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	4,082	[2]
Credit loss expense	1,372
Recoveries	980
Write-Offs	(1,690)
Other	76	[1]
Ending balance	4,820	[2]
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	11,122
Credit loss expense	(2,450)
Recoveries	0
Write-Offs	(43)
Other	93	[1]
Ending balance	$ 8,722

[1]	Other mainly relates to the impact of foreign exchange.
[2]	For the three months ended March 31, 2025 and 2024, recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net were $403 and ($289), respectively, which are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive loss.